LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LOANS PAYABLE

10. LOANS PAYABLE

The balances for loans are as follows:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Unsecured, bearing interest at nil% (2010 – 1.06%)	-	48,398	47,939
Unsecured, bearing interest at 10% per annum(1)	6,541	6,042	5,500
Unsecured, bearing interest at 10% per annum(2)	45,660	36,626	33,532
Unsecured, bearing interest at 10% per annum(3)	83,050	52,842	-
Unsecured and non-interest bearing	-	41,000	41,000
Unsecured and non-interest bearing	-	20,000	20,000

Total loans payable	135,251	204,908	147,971

Comprised of:
Principal balances	115,605	190,527	140,257
Accrued interest payable	19,646	14,381	7,714

(1)	Principal balance of US$5,000 is due on 1 January 2012. Subsequent to year end, the Company extended the repayment date by an additional year to 1 January 2013 (Note 19).
(2)	Principal balance of $37,502 is due on 1 March 2012. Subsequent to year end, the Company extended the repayment date by an additional year to 1 March 2013 (Note 19).
(3)	Principal balance of $25,000 and $50,000 is due on 30 April 2012 and 21 June 2012, respectively. Subsequent to year end, the Company extended the repayment dates by an additional year to 30 April 2013 and 21 June 2013 (Note 19).

Included in loans payables are loans from related parties which are disclosed in Note 16.

During the year ended 31 December 2011, the Company accrued interest payable of $10,342 (2010: $6,667) related to loans payable.

During the year ended 31 December 2011, the Company wrote off loans payable balances in the amount of $109,398 (2010: $nil) related primarily to loans payable that had remained unpaid for several years without any claims being made by these creditors against the Company. Management does not consider that these amounts are payable although there is no assurance that a formal claim will not be made against the Company for some or all of these balances in the future (Note 18).